ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2017
Goldrush Resources Ltd. [Member]
Statement [Line Items]
Disclosure of detailed information about asset acquisition [Table Text Block]

Fair value of 11,950,223 common shares issued	$4,780,089
Transaction costs incurred by the Company	101,515
Total consideration paid	$4,881,604

Disclosure of detailed information about fair value of identifiable assets acquired [Table Text Block]
Cash	$3,446,574
Accounts and other receivables	1,077,817
Prepaid expenditures	22,745
Mineral properties (Note 12)	361,894
Accounts payable and accrued liabilities	(27,426)
Net identifiable assets acquired	$4,881,604

Clifton Star Resources Inc. [Member]
Statement [Line Items]
Disclosure of detailed information about asset acquisition [Table Text Block]

Fair value of 48,209,962 common shares issued	$19,766,084
Fair value of options issued by the Company	528,208
Transaction costs incurred by the Company	221,975
Total consideration paid	$20,516,267

Disclosure of detailed information about fair value of identifiable assets acquired [Table Text Block]
Cash	$10,756,645
Accounts and other receivables	284,806
Prepaid expenditures	17,259
Equipment	60,153
Mineral properties (Note 12)	4,980,624
Mineral property investments (Note 13)	4,416,780
Identifiable assets acquired	$20,516,267

Pitt Gold Property [Member]
Statement [Line Items]
Disclosure of detailed information about asset acquisition [Table Text Block]

Fair value of 2,535,293 common shares issued	1,749,352
Cash paid	250,000
Transaction costs incurred by the Company	48,434
Total consideration paid	2,047,786

Disclosure of detailed information about fair value of identifiable assets acquired [Table Text Block]
Mineral properties (Note 12)	$2,047,786
Identifiable assets acquired	2,047,786

Cameron Gold Project [Member]
Statement [Line Items]
Disclosure of detailed information about asset acquisition [Table Text Block]

Fair value of 32,260,836 common shares issued	$25,808,669
Transaction costs incurred by the Company	151,386
Total consideration paid	$25,960,055

Disclosure of detailed information about fair value of identifiable assets acquired [Table Text Block]
Accounts and other receivables	$2,632
Equipment	158,231
Mineral properties (Note 12)	25,799,192
Identifiable assets acquired	$25,960,055

Tamaka Gold Corporation [Member]
Statement [Line Items]
Disclosure of detailed information about asset acquisition [Table Text Block]

Fair value of 92,475,689 common shares issued	$69,356,767
Fair value of options issued by the Company	2,928,241
Fair value of warrants issued by the Company	8,633,830
Transaction costs incurred by the Company	2,643,915
Total consideration paid	$83,562,753

Disclosure of detailed information about fair value of identifiable assets acquired [Table Text Block]
Cash	$40,304
Accounts and other receivables	991,453
Equipment	77,022
Mineral properties (Note 12)	86,054,930
Accounts payable	(298,956)
Debenture liability (Note 16)	(3,302,000)
Net identifiable assets acquired	$83,562,753